Taxes - Schedule of Deferred Tax Assets (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Deferred tax assets:
Provision for credit losses	$ 329,048	¥ 2,269,772		¥ 3,791,377
Net operating loss	282,342	1,947,591		1,883,721
Less valuation allowance	(206,668)	(1,425,594)		(1,425,595)
Total deferred tax assets, net	$ 404,722	¥ 2,791,769	$ 616,049	¥ 4,249,503	¥ 2,722,233